UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIO II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	12-31-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

December 31, 2017

VP Inflation Protection Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of December 31, 2017
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Class II	AIPTX	3.67%	-0.04%	3.16%	12/31/02
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index	—	3.01%	0.13%	3.52%	—
Class I	APTIX	3.92%	0.22%	3.42%	5/7/04

The performance information presented does not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower performance.

Growth of $10,000 Over 10 Years
$10,000 investment made December 31, 2007
Performance for other share classes will vary due to differences in fee structure.

Value on December 31, 2017
Class II — $13,653

Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index — $14,144

Total Annual Fund Operating Expenses
Class I	Class II
0.48%	0.73%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-6488 or visit ipro.americancentury.com (for Investment Professionals). For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Bob Gahagan, Brian Howell, Jim Platz, and Miguel Castillo

Performance Summary

VP Inflation Protection advanced 3.67%* for the 12 months ended December 31, 2017. The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index gained 3.01% for the same time period. Fund returns reflect operating expenses, while index return do not.

“Risk-On” Sentiment Prevailed; TIPS Outperformed Nominal Treasuries

Continued economic growth, upbeat corporate fundamentals and earnings, and expectations for pro-growth tax reform legislation fueled bullish, “risk-on” investor sentiment during the reporting period. The U.S. economy grew at a 3.2% annual rate in the third quarter of 2017, which, combined with a 3.1% expansion in the second quarter, gave the U.S. economy the strongest back-to-back quarterly growth rates in three years. The Federal Reserve (the Fed) raised its interest rate target three times during the year and signaled three additional rate increases were likely in 2018. The Fed also began a program of gradually reducing its balance sheet, the Fed’s $4.5 trillion in Treasuries and mortgage-backed securities accumulated during quantitative easing. In December, Congress passed sweeping tax reform legislation, reducing tax rates for corporate and individual taxpayers and implementing comprehensive changes to the tax code.

Against this backdrop, the broad U.S. investment-grade bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted a positive return. All index sectors generated gains, led by corporate bonds, which outperformed the index. Corporate securities benefited from the risk-on sentiment, improving corporate earnings and fundamentals, and the tax-reform package. Although the 30-year Treasury bond returned more than 9% for the period, the broad U.S. Treasury sector underperformed the investment-grade bond market, returning 2.31% (Bloomberg Barclays U.S. Treasury Index). The Treasury yield curve flattened during the year, according to Bloomberg, as yields on short-maturity Treasuries increased on Fed tightening, while yields on longer-maturity Treasuries declined on muted inflation. TIPS generally outperformed nominal Treasuries, partly due to the relative outperformance of longer-duration securities.

Inflation Remained Muted

Despite stronger economic growth, core inflation remained below the Fed’s 2% target rate. While higher gasoline prices helped push the headline inflation rate to 2.2% in November (Consumer Price Index, or CPI, data released in December), core inflation retreated to a 1.7% year-over-year rate. The muted inflation backdrop, which prevailed throughout the reporting period, helped push long-maturity Treasury yields lower, despite the year-end passage of the tax-cut bill.

As the year progressed, expectations for stronger economic growth—partly stemming from the anticipated effects of federal tax reform—pushed the 10-year breakeven rate (the difference in yield between 10-year nominal Treasuries and TIPS) higher. The breakeven rate ended 2017 at 198 basis points (one basis point equals 0.01%), nearly unchanged from its year-end 2016 level of 197 basis points. However, the breakeven rate fell to 174 basis points at the end of June 2017 before generally heading upward for the remainder of the year. Theoretically, the breakeven rate indicates

* All fund returns referenced in this commentary are for Class II shares. Performance for other share classes will vary due to differences in fee structure; when Class II performance exceeds that of the index, other share classes may not. See page 2 for returns for all share classes.

the market’s expectations for inflation for the next 10 years and also reflects the inflation rate required (1.98% or higher) for TIPS to outperform nominal Treasuries during the period. This second-half rebound in inflation expectations helped TIPS outperform nominal Treasuries for the entire 12-month period. However, TIPS underperformed the broad investment-grade bond market.

Non-TIPS Exposure Drove Outperformance
The portfolio was nearly fully invested in TIPS as allowed by IRS portfolio diversification regulations for insurance products (53% of assets versus the IRS maximum of 55%). The remainder was primarily invested in investment-grade corporate and securitized securities, which generally outperformed TIPS and aided performance relative to the all-TIPS index. In addition, small, out-of-index positions in non-dollar inflation-linked securities (hedged against currency fluctuations) and emerging markets bonds aided portfolio performance.
We used inflation swaps to create an inflation overlay for the non-inflation-linked corporate and securitized securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (CPI). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight with regard to this risk. This strategy contributed to performance due to strong results from the credit and securitized securities. The swaps, combined with our preference for longer-duration TIPS, positioned the portfolio with greater sensitivity to inflation than the index. Nevertheless, this positioning did not have a meaningful impact on relative performance, given the 10-year breakeven rate was relatively flat overall.

Outlook
Although market-based inflation expectations, including the 10-year breakeven rate, have trended higher, they remain slightly below average, suggesting TIPS still offer value. The portfolio’s positioning continues to reflect our expectations for solid, sustainable global growth, relatively low market volatility, stabilizing commodity prices, modest wage growth, and continued—albeit gradual—Fed tightening. We believe these influences eventually will create higher headline and core inflation and modestly higher inflation expectations than are currently priced into the bond market.

Fund Characteristics

DECEMBER 31, 2017
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	53.3%
Corporate Bonds	21.9%
Collateralized Mortgage Obligations	7.8%
Commercial Mortgage-Backed Securities	6.6%
U.S. Government Agency Mortgage-Backed Securities	4.1%
Asset-Backed Securities	1.6%
Sovereign Governments and Agencies	1.1%
Municipal Securities	0.5%
Temporary Cash Investments	4.6%
Other Assets and Liabilities	(1.5)%

Portfolio at a Glance
Average Duration (effective)	6.6 years
Weighted Average Life	10.5 years

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period(1) 7/1/17 - 12/31/17	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,029.00	$2.40	0.47%
Class II	$1,000	$1,027.80	$3.68	0.72%
Hypothetical
Class I	$1,000	$1,022.84	$2.40	0.47%
Class II	$1,000	$1,021.58	$3.67	0.72%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

DECEMBER 31, 2017

	Principal Amount	Value
U.S. TREASURY SECURITIES — 53.3%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	$15,071,193	$16,967,727
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,484,560	6,423,003
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	16,490,804	18,559,639
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,349,032	4,401,111
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,587,878	10,431,575
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	6,904,381	9,004,114
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	9,783,563	12,849,515
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	18,706,000	18,939,261
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	14,570,512	14,297,454
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	19,209,416	22,234,676
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	10,003,434	10,080,714
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,082,040	2,230,087
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	1,430,562	1,490,490
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	9,125,280	9,368,367
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	13,009,250	12,963,424
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(1)	18,271,175	18,631,606
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	16,121,707	16,065,306
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,328,458	6,323,961
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	17,133,345	17,012,145
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	13,249,000	13,358,383
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	22,781,367	23,198,519
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	12,725,545	12,586,746
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	26,295,603	26,086,024
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	26,731,598	26,799,422
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,190,500	5,278,944
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	26,240,520	25,666,733
TOTAL U.S. TREASURY SECURITIES (Cost $346,896,456)		361,248,946
CORPORATE BONDS — 21.9%
Aerospace and Defense — 0.4%
Lockheed Martin Corp., 4.25%, 11/15/19	740,000	768,409
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	304,827
Rockwell Collins, Inc., 4.35%, 4/15/47	700,000	762,746
United Technologies Corp., 3.75%, 11/1/46	945,000	948,057
		2,784,039
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	690,000	668,506
Automobiles — 0.4%
Ford Motor Co., 4.35%, 12/8/26	180,000	187,954
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	700,000	735,495
General Motors Co., 5.15%, 4/1/38	1,690,000	1,806,211
		2,729,660
Banks — 3.1%
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)	400,000	401,752

	Principal Amount	Value
Bank of America Corp., MTN, 3.30%, 1/11/23	$830,000	$849,557
Bank of America Corp., MTN, 3.25%, 10/21/27	2,840,000	2,820,845
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)	170,000	191,891
BPCE SA, 3.50%, 10/23/27(2)	250,000	246,444
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	314,249
Capital One Financial Corp., 4.20%, 10/29/25	350,000	360,594
Capital One Financial Corp., 3.75%, 3/9/27	670,000	678,256
Citigroup, Inc., 4.05%, 7/30/22	760,000	791,732
Citigroup, Inc., 4.00%, 8/5/24	250,000	261,043
Citigroup, Inc., 3.20%, 10/21/26	1,100,000	1,092,346
Citigroup, Inc., 4.45%, 9/29/27	1,365,000	1,446,426
Cooperatieve Rabobank UA, 3.875%, 2/8/22	499,000	524,379
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	250,000	258,859
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	175,320
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	393,889
JPMorgan Chase & Co., 4.625%, 5/10/21	580,000	619,480
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,337,089
JPMorgan Chase & Co., 3.875%, 9/10/24	1,900,000	1,983,253
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)	1,485,000	1,535,856
KeyBank N.A., MTN, 3.40%, 5/20/26	250,000	249,452
SunTrust Bank, 3.30%, 5/15/26	200,000	198,385
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	828,251
Wells Fargo & Co., 4.125%, 8/15/23	400,000	422,073
Wells Fargo & Co., 3.00%, 4/22/26	300,000	294,573
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	385,219
Wells Fargo & Co., MTN, 4.10%, 6/3/26	670,000	703,143
Wells Fargo & Co., MTN, 4.40%, 6/14/46	900,000	950,655
Wells Fargo & Co., MTN, 4.75%, 12/7/46	700,000	783,558
		21,098,569
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	2,870,000	2,966,067
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	700,000	813,817
Constellation Brands, Inc., 3.70%, 12/6/26	660,000	679,705
Constellation Brands, Inc., 3.50%, 5/9/27	330,000	337,263
Diageo Capital plc, 2.625%, 4/29/23	500,000	500,207
PepsiCo, Inc., 3.45%, 10/6/46	680,000	660,810
		5,957,869
Biotechnology — 0.6%
AbbVie, Inc., 2.90%, 11/6/22	577,000	578,746
AbbVie, Inc., 4.45%, 5/14/46	650,000	708,808
Amgen, Inc., 3.625%, 5/22/24	350,000	364,072
Celgene Corp., 3.625%, 5/15/24	150,000	154,447
Celgene Corp., 5.00%, 8/15/45	330,000	375,549
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	893,059
Gilead Sciences, Inc., 3.65%, 3/1/26	400,000	415,282
Gilead Sciences, Inc., 4.15%, 3/1/47	335,000	356,906
		3,846,869

	Principal Amount	Value
Capital Markets — 0.1%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 1/15/27	$670,000	$713,417
Chemicals — 0.4%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	309,035
Dow Chemical Co. (The), 4.375%, 11/15/42	350,000	369,344
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	192,829
Ecolab, Inc., 4.35%, 12/8/21	509,000	542,215
LyondellBasell Industries NV, 4.625%, 2/26/55	400,000	421,996
Mosaic Co. (The), 4.05%, 11/15/27	320,000	321,380
Westlake Chemical Corp., 4.375%, 11/15/47	300,000	312,571
		2,469,370
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	219,527
Republic Services, Inc., 3.375%, 11/15/27	200,000	201,846
Waste Management, Inc., 3.50%, 5/15/24	400,000	414,639
Waste Management, Inc., 3.125%, 3/1/25	350,000	353,199
Waste Management, Inc., 3.15%, 11/15/27	300,000	300,369
		1,489,580
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	713,212
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	675,000	652,089
Consumer Finance — 0.3%
American Express Credit Corp., MTN, 3.30%, 5/3/27	750,000	761,763
Discover Bank, 3.45%, 7/27/26	700,000	692,089
Discover Financial Services, 3.75%, 3/4/25	300,000	302,371
		1,756,223
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	278,840
Diversified Financial Services — 1.6%
Citigroup, Inc., 2.35%, 8/2/21	600,000	593,903
Citigroup, Inc., VRN, 4.28%, 4/24/47(3)	400,000	435,733
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,000,000	1,083,537
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	750,000	749,782
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	692,212
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,970,000	2,031,030
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	402,653
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	900,000	1,028,006
HSBC Holdings plc, 2.95%, 5/25/21	600,000	604,355
HSBC Holdings plc, 4.30%, 3/8/26	200,000	212,802
HSBC Holdings plc, 4.375%, 11/23/26	400,000	418,263
HSBC Holdings plc, VRN, 4.04%, 3/13/27(3)	470,000	490,231
Morgan Stanley, 4.375%, 1/22/47	330,000	362,320
Morgan Stanley, MTN, 4.00%, 7/23/25	1,730,000	1,812,734
		10,917,561
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 3.60%, 2/17/23	250,000	255,996

	Principal Amount	Value
AT&T, Inc., 4.45%, 4/1/24	$300,000	$317,700
AT&T, Inc., 3.40%, 5/15/25	768,000	756,099
AT&T, Inc., 4.80%, 6/15/44	350,000	347,178
AT&T, Inc., 4.75%, 5/15/46	400,000	392,388
AT&T, Inc., 5.15%, 11/15/46(2)	536,000	549,407
AT&T, Inc., 5.15%, 2/14/50	1,300,000	1,311,586
British Telecommunications plc, 5.95%, 1/15/18	324,000	324,436
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	805,165
Telefonica Emisiones SAU, 4.10%, 3/8/27	600,000	620,989
Telefonica Emisiones SAU, 5.21%, 3/8/47	300,000	341,503
Verizon Communications, Inc., 2.625%, 8/15/26	200,000	188,684
Verizon Communications, Inc., 4.125%, 3/16/27	670,000	699,759
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	224,696
Verizon Communications, Inc., 4.125%, 8/15/46	700,000	648,701
Verizon Communications, Inc., 4.86%, 8/21/46	400,000	417,919
Verizon Communications, Inc., 5.50%, 3/16/47	670,000	765,694
		8,967,900
Electric Utilities†
AEP Transmission Co. LLC, 3.75%, 12/1/47(2)	300,000	309,051
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.375%, 10/15/26	600,000	590,438
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	520,000	518,507
Boston Properties LP, 3.65%, 2/1/26	150,000	152,603
Crown Castle International Corp., 4.45%, 2/15/26	289,000	303,848
DDR Corp., 3.90%, 8/15/24	140,000	141,212
Essex Portfolio LP, 3.625%, 8/15/22	250,000	257,133
Kilroy Realty LP, 3.80%, 1/15/23	301,000	308,092
Simon Property Group LP, 4.25%, 11/30/46	700,000	738,947
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	473,995
		3,484,775
Food and Staples Retailing — 0.3%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,231,599
Kroger Co. (The), 3.875%, 10/15/46	600,000	551,081
Target Corp., 3.90%, 11/15/47	500,000	509,781
		2,292,461
Food Products — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,220,101
Kraft Heinz Foods Co., 4.375%, 6/1/46	600,000	596,195
Unilever Capital Corp., 2.20%, 3/6/19	500,000	500,875
		2,317,171
Gas Utilities — 1.3%
Enbridge, Inc., 3.50%, 6/10/24	350,000	354,332
Enbridge, Inc., 3.70%, 7/15/27	400,000	402,355
Energy Transfer LP, 3.60%, 2/1/23	312,000	312,493
Energy Transfer LP, 4.05%, 3/15/25	300,000	300,172
Energy Transfer LP, 5.30%, 4/15/47	670,000	667,711
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	309,727

	Principal Amount	Value
Enterprise Products Operating LLC, 4.85%, 3/15/44	$250,000	$274,834
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	865,944
Kinder Morgan, Inc., 5.55%, 6/1/45	700,000	768,235
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	397,042
MPLX LP, 4.875%, 6/1/25	640,000	686,788
MPLX LP, 5.20%, 3/1/47	300,000	330,219
ONEOK, Inc., 4.00%, 7/13/27	425,000	431,458
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	439,916
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	800,000	883,494
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	496,612
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	310,176
Williams Partners LP, 4.30%, 3/4/24	600,000	629,112
		8,860,620
Health Care Equipment and Supplies — 0.5%
Abbott Laboratories, 4.90%, 11/30/46	700,000	805,074
Becton Dickinson and Co., 3.70%, 6/6/27	800,000	807,498
Medtronic, Inc., 2.50%, 3/15/20	150,000	150,927
Medtronic, Inc., 3.50%, 3/15/25	100,000	103,809
Medtronic, Inc., 4.625%, 3/15/45	700,000	816,794
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	486,643
		3,170,745
Health Care Providers and Services — 0.6%
Aetna, Inc., 2.75%, 11/15/22	406,000	402,467
Aetna, Inc., 3.875%, 8/15/47	330,000	326,325
Anthem, Inc., 4.65%, 1/15/43	300,000	329,931
Duke University Health System, Inc., 3.92%, 6/1/47	447,000	468,410
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	212,543
Express Scripts Holding Co., 3.40%, 3/1/27	300,000	294,883
Kaiser Foundation Hospitals, 4.15%, 5/1/47	300,000	324,690
Mylan NV, 3.95%, 6/15/26	300,000	302,959
Northwell Healthcare, Inc., 4.26%, 11/1/47	320,000	327,755
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	445,807
UnitedHealth Group, Inc., 3.75%, 10/15/47	650,000	664,290
		4,100,060
Hotels, Restaurants and Leisure — 0.2%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	360,603
McDonald's Corp., MTN, 4.45%, 3/1/47	670,000	731,602
		1,092,205
Household Products — 0.1%
Kimberly-Clark Corp., 3.90%, 5/4/47	660,000	700,017
Industrial Conglomerates — 0.3%
FedEx Corp., 4.40%, 1/15/47	300,000	321,142
General Electric Co., 4.125%, 10/9/42	1,375,000	1,442,582
General Electric Co., MTN, 4.375%, 9/16/20	315,000	330,988
		2,094,712
Insurance — 0.7%
Allstate Corp. (The), 4.20%, 12/15/46	350,000	383,147

	Principal Amount	Value
American International Group, Inc., 4.125%, 2/15/24	$530,000	$560,646
American International Group, Inc., 4.50%, 7/16/44	350,000	378,137
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	821,713
Chubb INA Holdings, Inc., 3.15%, 3/15/25	300,000	303,744
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	382,270
International Lease Finance Corp., 5.875%, 8/15/22	400,000	444,092
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	421,943
Markel Corp., 3.50%, 11/1/27	300,000	299,002
Prudential Financial, Inc., 3.94%, 12/7/49(2)	451,000	461,756
Prudential Financial, Inc., VRN, 4.23%, 1/2/18, resets monthly off the CPI YoY plus 2.00%	189,000	196,796
Travelers Cos., Inc. (The), 3.75%, 5/15/46	300,000	306,618
		4,959,864
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	387,246
Machinery — 0.1%
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	479,895
Materials — 0.1%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	660,000	723,952
Media — 1.4%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	997,513
21st Century Fox America, Inc., 4.75%, 9/15/44	250,000	286,851
CBS Corp., 3.50%, 1/15/25	300,000	301,495
CBS Corp., 3.70%, 6/1/28(2)	250,000	246,995
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,122,293
Comcast Corp., 6.50%, 11/15/35	556,000	752,507
Discovery Communications LLC, 3.95%, 3/20/28	650,000	647,676
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	773,992
Time Warner Cable LLC, 4.50%, 9/15/42	695,000	653,897
Time Warner, Inc., 4.70%, 1/15/21	700,000	739,993
Time Warner, Inc., 3.60%, 7/15/25	300,000	301,079
Time Warner, Inc., 3.80%, 2/15/27	700,000	700,479
Viacom, Inc., 4.25%, 9/1/23	840,000	858,533
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	495,947
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	330,000	356,946
		9,236,196
Multi-Utilities — 1.7%
Alabama Power Co., 3.70%, 12/1/47	360,000	368,131
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	298,401
Consolidated Edison Co. of New York, Inc., 3.875%, 6/15/47	600,000	628,536
Dominion Energy, Inc., 6.40%, 6/15/18	1,105,000	1,127,923
Dominion Energy, Inc., 3.625%, 12/1/24	300,000	310,872
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	637,373
Duke Energy Corp., 3.15%, 8/15/27	350,000	348,080
Duke Energy Progress LLC, 3.70%, 10/15/46	1,300,000	1,329,975

	Principal Amount	Value
Exelon Corp., 4.45%, 4/15/46	$340,000	$370,665
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	874,004
FirstEnergy Corp., 4.85%, 7/15/47	600,000	671,711
Georgia Power Co., 4.30%, 3/15/42	250,000	266,197
MidAmerican Energy Co., 4.40%, 10/15/44	1,000,000	1,140,254
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	408,129
Pacific Gas & Electric Co., 4.00%, 12/1/46	1,030,000	1,032,708
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	261,817
Sempra Energy, 3.25%, 6/15/27	350,000	348,888
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	298,856
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	512,505
Virginia Electric & Power Co., 3.45%, 2/15/24	200,000	206,744
		11,441,769
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	150,355
Oil, Gas and Consumable Fuels — 1.7%
Apache Corp., 4.75%, 4/15/43	599,000	617,368
BP Capital Markets plc, 2.50%, 11/6/22	262,000	260,789
BP Capital Markets plc, 2.75%, 5/10/23	375,000	375,376
Cenovus Energy, Inc., 4.25%, 4/15/27	400,000	399,684
Chevron Corp., 2.43%, 6/24/20	350,000	351,811
Cimarex Energy Co., 4.375%, 6/1/24	150,000	159,360
Concho Resources, Inc., 4.875%, 10/1/47	120,000	131,644
ConocoPhillips Co., 2.40%, 12/15/22	887,000	877,579
Exxon Mobil Corp., 3.04%, 3/1/26	200,000	203,250
Hess Corp., 6.00%, 1/15/40	700,000	775,444
Marathon Oil Corp., 3.85%, 6/1/25	330,000	336,379
Marathon Oil Corp., 5.20%, 6/1/45	200,000	222,327
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	255,269
Noble Energy, Inc., 4.15%, 12/15/21	874,000	911,410
Occidental Petroleum Corp., 4.10%, 2/15/47	670,000	713,350
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	324,877
Petroleos Mexicanos, 4.625%, 9/21/23	600,000	618,750
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	726,915
Phillips 66, 4.65%, 11/15/34	300,000	329,440
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,096,004
Statoil ASA, 2.45%, 1/17/23	468,000	465,480
Suncor Energy, Inc., 6.50%, 6/15/38	330,000	446,928
		11,599,434
Paper and Forest Products — 0.1%
International Paper Co., 4.40%, 8/15/47	300,000	314,503
Pharmaceuticals — 0.3%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	359,080
Allergan Funding SCS, 4.55%, 3/15/35	330,000	349,996
Johnson & Johnson, 3.50%, 1/15/48	640,000	655,850
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	332,971
Zoetis, Inc., 3.00%, 9/12/27	150,000	146,786
		1,844,683
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	317,743

	Principal Amount	Value
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	$300,000	$302,524
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	297,113
Burlington Northern Santa Fe LLC, 4.125%, 6/15/47	670,000	735,340
CSX Corp., 3.80%, 11/1/46	320,000	319,249
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	252,297
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	105,627
Norfolk Southern Corp., 3.15%, 6/1/27	250,000	249,794
Union Pacific Corp., 2.75%, 4/15/23	250,000	251,118
Union Pacific Corp., 3.35%, 8/15/46	325,000	314,365
Union Pacific Corp., 4.00%, 4/15/47	660,000	715,213
		3,860,383
Semiconductors and Semiconductor Equipment — 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28(2)	300,000	286,502
Intel Corp., 4.10%, 5/11/47	660,000	728,384
		1,014,886
Software — 0.6%
Microsoft Corp., 2.125%, 11/15/22	787,000	777,768
Microsoft Corp., 3.45%, 8/8/36	600,000	619,381
Microsoft Corp., 4.25%, 2/6/47	950,000	1,087,883
Oracle Corp., 2.40%, 9/15/23	400,000	395,247
Oracle Corp., 2.65%, 7/15/26	350,000	341,524
Oracle Corp., 4.00%, 7/15/46	800,000	852,587
		4,074,390
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	550,423
Lowe's Cos., Inc., 4.05%, 5/3/47	180,000	191,927
		742,350
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,064,282
Apple, Inc., 2.90%, 9/12/27	1,150,000	1,137,457
Apple, Inc., 4.25%, 2/9/47	630,000	701,208
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	690,000	761,868
		3,664,815
TOTAL CORPORATE BONDS (Cost $143,517,574)		147,960,242
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 7.8%
Private Sponsor Collateralized Mortgage Obligations — 7.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	102,921	103,926
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	174,611	179,892
Agate Bay Mortgage Loan Trust, Series 2014-1, Class 1A6, VRN, 3.50%, 1/1/18(2)(5)	2,370,922	2,403,372
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 1/1/18(2)(5)	1,688,280	1,693,227
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 1/1/18(2)(5)	1,626,825	1,658,242
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 1/1/18(2)(5)	2,440,661	2,474,752

	Principal Amount	Value
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 1/1/18(2)(5)	$3,348,084	$3,412,742
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 1/1/18(2)(5)	1,568,090	1,599,476
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 1/1/18(2)(5)	624,697	639,561
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	277,437	278,805
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	158,896	161,233
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 1/1/18(2)(5)	1,400,000	1,408,373
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 1/1/18(2)(5)	2,329,901	2,364,701
FHLMC, Series 2017-DNA3, Class M1, VRN, 2.30%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.75%	1,476,978	1,483,061
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 1/1/18(2)(5)	3,256,328	3,305,476
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/18(2)(5)	1,660,869	1,654,899
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 1/1/18(2)(5)	2,089,731	2,114,366
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ,VRN, 3.50%, 1/1/18(2)(5)	3,500,000	3,477,133
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/1/18(2)(5)	3,709,041	3,770,238
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 1/1/18(2)(5)	2,038,948	2,118,338
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.05%, 1/25/18, resets monthly off the 1-month LIBOR plus 1.50%(2)	3,120,970	3,210,675
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 1/1/18(5)	33,985	35,092
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/18(5)	60,698	61,161
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	555,146	577,465
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/18(2)(5)	628,485	634,449
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 1/1/18(2)(5)	1,034,558	1,051,628
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 1/1/18(2)(5)	2,059,322	2,094,747
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 1/1/18(2)(5)	1,876,452	1,914,563
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 1/1/18(2)(5)	1,750,000	1,739,646
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.45%, 1/1/18(5)	217,841	227,689
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.29%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.74%	153,690	146,842
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	355,248	374,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.47%, 1/1/18(5)	787,818	829,756

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.47%, 1/1/18(5)	$1,361,558	$1,404,505
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/18(2)(5)	360,755	364,833
		50,968,923
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2017-C03, Class 1M1, VRN, 2.50%, 1/25/18, resets monthly off the 1-month LIBOR plus 0.95%	1,658,782	1,672,248
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,883,309)		52,641,171
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 6.6%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(2)	1,950,000	1,975,105
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	2,030,371
COMM Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29(2)	1,500,000	1,515,989
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 1/1/18(5)	2,000,000	2,133,842
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 1/1/18(5)	1,700,000	1,777,858
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 1/1/18(5)	1,475,000	1,502,668
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 1/1/18(5)	2,000,000	2,141,149
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)	2,125,000	2,143,948
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	1,941,929
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 1/1/18(5)	1,550,000	1,603,989
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	1,450,000	1,472,949
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	2,000,000	2,033,618
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	2,000,000	2,049,096
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/18(5)	1,500,000	1,532,637
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 1/1/18(2)(5)	2,515,000	2,437,684
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/18(2)(5)	2,000,000	2,033,739
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	1,860,000	1,909,656
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	1,455,000	1,555,911
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	1,200,000	1,177,938
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	1,400,000	1,371,934
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,300,000	2,326,363
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/18(2)(5)	1,600,000	1,611,332

		Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49		$3,350,000	$3,274,003
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3, 3.20%, 6/15/50		1,300,000	1,308,464
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $45,222,706)			44,862,172
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.1%
FHLMC, 4.50%, 4/1/41		9,393,136	10,115,441
FNMA, 4.50%, 5/1/39		2,818,852	3,057,792
FNMA, 4.00%, 11/1/41		1,237,747	1,307,569
FNMA, 4.00%, 11/1/41		566,696	596,794
FNMA, 4.00%, 2/1/42		1,237,013	1,307,471
FNMA, 4.00%, 2/1/46		11,022,831	11,541,432
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $27,944,140)			27,926,499
ASSET-BACKED SECURITIES(4) — 1.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)		1,000,000	1,000,036
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(2)		1,225,000	1,223,275
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		1,087,918	1,081,520
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		677,509	667,233
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)		942,384	932,352
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)		343,187	341,993
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)		804,765	807,805
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 1/1/18(2)(5)		1,101,234	1,120,453
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 1/1/18(2)(5)		1,746,088	1,746,703
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)		2,155,407	2,126,554
TOTAL ASSET-BACKED SECURITIES (Cost $11,108,243)			11,047,924
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Australia — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,175,050
Canada — 0.6%
Canadian Government Real Return Bond, 4.25%, 12/1/21	CAD	1,850,353	1,702,678
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	2,419,714	2,583,609
			4,286,287
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	506,750
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(2)		$500,000	488,365
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,899,658)			7,456,452

	Principal Amount	Value
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	$165,000	$238,628
Los Angeles Community College District GO, 6.75%, 8/1/49	125,000	194,631
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	125,000	179,080
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	250,000	374,427
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	125,000	154,996
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	160,039
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	125,000	168,739
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	97,372
Santa Clara Valley Transportation Auth. Sales Tax Rev., (Build America Bonds), 5.88%, 4/1/32	125,000	151,716
State of California GO, 7.55%, 4/1/39	500,000	788,815
State of Illinois GO, 5.10%, 6/1/33	350,000	350,032
State of Texas GO, 5.52%, 4/1/39	215,000	282,996
TOTAL MUNICIPAL SECURITIES (Cost $2,940,120)		3,141,471
TEMPORARY CASH INVESTMENTS(6) — 4.6%
Credit Agricole Corporate and Investment Bank, 1.35%, 1/2/18(7)	30,975,000	30,970,089
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,047	5,047
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,978,903)		30,975,136
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $670,391,109)		687,260,013
OTHER ASSETS AND LIABILITIES — (1.5)%		(10,023,470)
TOTAL NET ASSETS — 100.0%		$677,236,543

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,082,903	AUD	2,765,836	JPMorgan Chase Bank N.A.	3/21/18	$(74,813)
USD	4,242,434	CAD	5,444,087	JPMorgan Chase Bank N.A.	3/21/18	(93,051)
EUR	13,649	USD	16,214	JPMorgan Chase Bank N.A.	3/21/18	238
						$(167,626)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	377	March 2018	USD	75,400,000	$80,719,235	$(165,420)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	65	March 2018	USD	6,500,000	$8,063,047	$42,470
U.S. Treasury 10-Year Ultra Notes	95	March 2018	USD	9,500,000	12,688,438	56,208
U.S. Treasury Long Bonds	182	March 2018	USD	18,200,000	27,846,000	42,298
U.S. Treasury Ultra Bonds	42	March 2018	USD	4,200,000	7,041,562	(33,128)
					$55,639,047	$107,848

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$4,000,000	$543	$(20,715)	$(20,172)
CPURNSA	Receive	2.28%	11/16/26	$4,000,000	543	(34,017)	(33,474)
CPURNSA	Receive	2.27%	11/21/26	$11,500,000	625	(92,440)	(91,815)
CPURNSA	Receive	2.24%	5/3/27	$10,000,000	608	(70,724)	(70,116)
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	44,010	43,456
					$1,765	$(173,886)	$(172,121)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.42%	4/1/18	$5,000,000	$(350,934)
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$40,000,000	(4,317,394)
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(613,338)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(307,760)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	70,874
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	(52,636)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	(9,337)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	(26,639)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$10,000,000	(17,124)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(192,033)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(362,782)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(374,263)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(186,495)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(3,638,884)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(799,339)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	1,105,250
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	365,104
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	531,716
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	(13,112)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	(22,220)
						$(9,211,346)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $14,842,159.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $78,964,809, which represented 11.7% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $1,830,000.

(7)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2017
Assets
Investment securities, at value (cost of $670,391,109)	$687,260,013
Receivable for capital shares sold	76,213
Receivable for variation margin on swap agreements	40,096
Unrealized appreciation on forward foreign currency exchange contracts	238
Swap agreements, at value	2,072,944
Interest receivable	3,011,894
692,461,398

Liabilities
Payable for collateral received for swap agreements	1,830,000
Payable for capital shares redeemed	1,468,715
Payable for variation margin on futures contracts	85,922
Unrealized depreciation on forward foreign currency exchange contracts	167,864
Swap agreements, at value	11,284,290
Accrued management fees	263,409
Distribution fees payable	124,655
15,224,855

Net Assets	$677,236,543

Net Assets Consist of:
Capital (par value and paid-in surplus)	$682,057,247
Undistributed net investment income	1,899,622
Accumulated net realized loss	(13,979,198)
Net unrealized appreciation	7,258,872
$677,236,543

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$88,334,320	8,638,513	$10.23
Class II, $0.01 Par Value	$588,902,223	57,697,454	$10.21

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED DECEMBER 31, 2017
Investment Income (Loss)
Income:
Interest	$18,980,481

Expenses:
Management fees	3,115,748
Distribution fees - Class II	1,474,437
Directors' fees and expenses	40,574
Other expenses	18,976
4,649,735

Net investment income (loss)	14,330,746

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(38,588)
Forward foreign currency exchange contract transactions	(1,080,531)
Futures contract transactions	(2,765,621)
Swap agreement transactions	(4,334,131)
Foreign currency translation transactions	34,161
(8,184,710)

Change in net unrealized appreciation (depreciation) on:
Investments	16,190,096
Forward foreign currency exchange contracts	(504,623)
Futures contracts	(86,538)
Swap agreements	2,344,485
Translation of assets and liabilities in foreign currencies	3,080
17,946,500

Net realized and unrealized gain (loss)	9,761,790

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,092,536

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2017 AND DECEMBER 31, 2016
Increase (Decrease) in Net Assets	December 31, 2017	December 31, 2016
Operations
Net investment income (loss)	$14,330,746	$10,151,993
Net realized gain (loss)	(8,184,710)	(3,573,438)
Change in net unrealized appreciation (depreciation)	17,946,500	17,439,326
Net increase (decrease) in net assets resulting from operations	24,092,536	24,017,881

Distributions to Shareholders
From net investment income:
Class I	(2,466,756)	(1,326,236)
Class II	(15,395,997)	(9,970,327)
From net realized gains:
Class I	—	(378,496)
Class II	—	(3,899,828)
Decrease in net assets from distributions	(17,862,753)	(15,574,887)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,541,307	76,583,294

Net increase (decrease) in net assets	17,771,090	85,026,288

Net Assets
Beginning of period	659,465,453	574,439,165
End of period	$677,236,543	$659,465,453

Undistributed net investment income	$1,899,622	$3,229,889

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2017

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. For each class, the rates for the Investment Category Fee range from 0.1625% to 0.2800% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended December 31, 2017 was 0.46%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended December 31, 2017 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended December 31, 2017 totaled $184,905,074, of which $84,971,297 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended December 31, 2017 totaled $181,781,244, of which $116,277,384 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	3,294,852	$33,598,386	5,236,889	$53,854,962
Issued in reinvestment of distributions	242,092	2,466,756	168,607	1,704,732
Redeemed	(2,688,328)	(27,423,710)	(2,601,330)	(26,689,042)
	848,616	8,641,432	2,804,166	28,870,652
Class II/Shares Authorized	250,000,000		250,000,000
Sold	8,509,692	86,585,408	12,853,928	131,874,950
Issued in reinvestment of distributions	1,513,981	15,395,997	1,378,584	13,870,155
Redeemed	(9,728,607)	(99,081,530)	(9,650,851)	(98,032,463)
	295,066	2,899,875	4,581,661	47,712,642
Net increase (decrease)	1,143,682	$11,541,307	7,385,827	$76,583,294

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$361,248,946	—
Corporate Bonds	—	147,960,242	—
Collateralized Mortgage Obligations	—	52,641,171	—
Commercial Mortgage-Backed Securities	—	44,862,172	—
U.S. Government Agency Mortgage-Backed Securities	—	27,926,499	—
Asset-Backed Securities	—	11,047,924	—
Sovereign Governments and Agencies	—	7,456,452	—
Municipal Securities	—	3,141,471	—
Temporary Cash Investments	$5,047	30,970,089	—
	$5,047	$687,254,966	—
Other Financial Instruments
Futures Contracts	$140,976	—	—
Swap Agreements	—	$2,116,400	—
Forward Foreign Currency Exchange Contracts	—	238	—
	$140,976	$2,116,638	—

Liabilities
Other Financial Instruments
Futures Contracts	$198,548	—	—
Swap Agreements	—	$11,499,867	—
Forward Foreign Currency Exchange Contracts	—	167,864	—
	$198,548	$11,667,731	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $28,059,738.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $86,991,667 futures contracts purchased and $42,150,000 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $235,329,167.

Value of Derivative Instruments as of December 31, 2017

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$238	Unrealized depreciation on forward foreign currency exchange contracts	$167,864
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	85,922
Other Contracts	Swap agreements	2,072,944	Swap agreements	11,284,290
Other Contracts	Receivable for variation margin on swap agreements*	40,096	Payable for variation margin on swap agreements*	—
		$2,113,278		$11,538,076

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2017

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$(1,080,531)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(504,623)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(2,765,621)	Change in net unrealized appreciation (depreciation) on futures contracts	(86,538)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(4,334,131)	Change in net unrealized appreciation (depreciation) on swap agreements	2,344,485
		$(8,180,283)		$1,753,324

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$70,874	$(70,874)	—	—
Goldman Sachs & Co.	2,002,070	(35,332)	$(1,830,000)	$136,738
JPMorgan Chase Bank N.A.	238	(238)	—	—
	$2,073,182	$(106,444)	$(1,830,000)	$136,738

Liabilities
Bank of America N.A.	$5,678,038	$(70,874)	$(5,607,164)	—
Barclays Bank plc	5,570,920	—	(5,570,920)	—
Goldman Sachs & Co.	35,332	(35,332)	—	—
JPMorgan Chase Bank N.A.	167,864	(238)	—	$167,626
	$11,452,154	$(106,444)	$(11,178,084)	$167,626

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The tax character of distributions paid during the years ended December 31, 2017 and December 31, 2016 were as follows:

	2017	2016
Distributions Paid From
Ordinary income	$17,862,753	$11,040,400
Long-term capital gains	—	$4,534,487

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$670,477,453
Gross tax appreciation of investments	$22,296,084
Gross tax depreciation of investments	(5,513,524)
Net tax appreciation (depreciation) of investments	16,782,560
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(9,384,834)
Net tax appreciation (depreciation)	$7,397,726
Other book-to-tax adjustments	$(666,383)
Undistributed ordinary income	$1,732,870
Accumulated short-term capital losses	$(4,468,547)
Accumulated long-term capital losses	$(8,816,370)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2017	$10.13	0.24	0.15	0.39	(0.29)	—	(0.29)	$10.23	3.92%	0.47%	2.34%	28%	$88,334
2016	$9.96	0.20	0.27	0.47	(0.22)	(0.08)	(0.30)	$10.13	4.71%	0.48%	1.88%	37%	$78,925
2015	$10.43	0.11	(0.34)	(0.23)	(0.24)	—	(0.24)	$9.96	(2.28)%	0.47%	0.94%	23%	$49,652
2014	$10.48	0.19	0.18	0.37	(0.16)	(0.26)	(0.42)	$10.43	3.58%	0.47%	1.78%	20%	$34,521
2013	$12.05	0.17	(1.12)	(0.95)	(0.20)	(0.42)	(0.62)	$10.48	(8.21)%	0.47%	1.52%	36%	$33,623
Class II
2017	$10.11	0.21	0.16	0.37	(0.27)	—	(0.27)	$10.21	3.67%	0.72%	2.09%	28%	$588,902
2016	$9.94	0.17	0.27	0.44	(0.19)	(0.08)	(0.27)	$10.11	4.39%	0.73%	1.63%	37%	$580,541
2015	$10.39	0.07	(0.32)	(0.25)	(0.20)	—	(0.20)	$9.94	(2.47)%	0.72%	0.69%	23%	$524,787
2014	$10.45	0.16	0.18	0.34	(0.14)	(0.26)	(0.40)	$10.39	3.30%	0.72%	1.53%	20%	$662,363
2013	$12.03	0.14	(1.12)	(0.98)	(0.18)	(0.42)	(0.60)	$10.45	(8.48)%	0.72%	1.27%	36%	$692,284

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)
Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of the American Century Variable Portfolios II, Inc. and Shareholders of the VP Inflation Protection Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the VP Inflation Protection Fund (the sole fund constituting the American Century Variable Portfolios II, Inc. referred to hereafter as the "Fund") as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017 including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
February 12, 2018

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent directors shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 641

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Tanya S. Beder (1955)	Director	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Director	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Director	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	45	None
Ronald J. Gilson (1946)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to present); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	45	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Frederick L. A. Grauer (1946)	Director	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	45	None
Jonathan D. Levin (1972)	Director	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Director	Since 2007	Retired	45	None
John B. Shoven (1947)	Director	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	114	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the fund's directors and is available without charge, upon request, by calling 1-800-378-9878.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014); Director, Client Interactions and Marketing, ACIS (2007 to 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present); Associate General Counsel, ACC (2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91444 1802

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	Tanya S. Beder, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2016:    $39,683
FY 2017:    $39,064

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2016:    $0
FY 2017:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2016:    $0
FY 2017:    $0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2016:    $0
FY 2017:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2016:    $0
FY 2017:    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:
FY 2016:    $0
FY 2017:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):
FY 2016:    $0
FY 2017:    $0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2016:    $135,678
FY 2017:    $142,690

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 22, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 22, 2018